Property, plant and equipment - Reconciliation of property, plant and equipment and accumulated depreciation - Accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 242,855	$ 129,812
Additions	222,761	173,186
Business acquisitions	35,972	61,707
Depreciation	29,760	20,484
Disposals	72,377	95,040
Transferred to Assets Held for Sale, net	11,838	6,326
Ending balance	379,720	242,855
Depreciation recognized in cost of goods sold	19,600	13,100
Depreciation recognized in operating expenses	10,100	7,300
Impairment loss	7,590
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	286,828
Ending balance	442,313	286,828
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43,973)
Ending balance	(62,593)	(43,973)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,827	487
Additions	2,871	10
Business acquisitions	2,056	6,384
Disposals	4,260
Transfers, net		(10)
Transferred to Assets Held for Sale, net	838	44
Ending balance	6,656	6,827
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,871
Ending balance	7,494	6,871
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112,697	76,997
Additions	79,721	49,088
Business acquisitions	24,817	25,828
Depreciation	12,833	8,624
Disposals	16,705	31,667
Transfers, net	28,376	5,528
Transferred to Assets Held for Sale, net	9,267	4,453
Ending balance	206,702	112,697
Building and improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139,044
Ending balance	247,772	139,044
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,686	29,649
Additions	31,414	18,701
Business acquisitions	8,885	12,225
Depreciation	16,045	10,854
Disposals	5,408	1,423
Transfers, net	9,420	1,663
Transferred to Assets Held for Sale, net	1,216	1,275
Ending balance	75,517	48,686
Impairment loss	23
Furniture and fixtures | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,486
Ending balance	106,083	70,486
Information technology
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,469	1,348
Additions	1,120	646
Business acquisitions		823
Depreciation	882	1,006
Disposals	(603)	268
Transfers, net	(6)	(71)
Transferred to Assets Held for Sale, net		3
Ending balance	2,304	1,469
Information technology | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,025
Ending balance	4,406	3,025
Construction in progress.
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,176	21,331
Additions	107,635	104,741
Business acquisitions	214	16,447
Disposals	46,607	61,682
Transfers, net	(37,790)	(7,110)
Transferred to Assets Held for Sale, net	517	551
Ending balance	88,541	73,176
Impairment loss	7,567
Construction in progress. | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,728
Ending balance	$ 89,059	$ 73,728